Dividends - Summary of dividends per share (Detail)	12 Months Ended
	Dec. 31, 2020 £ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 $ / shares
Final Dividends | Rio Tinto plc
Disclosure of Dividends [Line Items]
Previous year final dividend per share (in pence per share) | (per share)	£ 1.7747	$ 2.310		£ 1.3596	$ 1.800		£ 1.2943	$ 1.800
Interim dividend per share (in usd per share) | (per share)	1.1974	$ 1.550		1.2332	1.510		0.9682	1.270
Final Dividends | Rio Tinto Limited
Disclosure of Dividends [Line Items]
Previous year final dividend per share (in pence per share)			$ 3.4974			$ 2.5089			$ 2.2853
Interim dividend per share (in usd per share)			2.1647			2.1908			1.7084
Special Dividends | Rio Tinto plc
Disclosure of Dividends [Line Items]
Previous year final dividend per share (in pence per share) | (per share)	0			1.8355	2.430			$ 0
Interim dividend per share (in usd per share) | (per share)	£ 0			£ 0.4982	$ 0.610		£ 0
Special Dividends | Rio Tinto Limited
Disclosure of Dividends [Line Items]
Previous year final dividend per share (in pence per share)			0			3.3870			0
Interim dividend per share (in usd per share)			$ 0			$ 0.8850			$ 0